Income tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income before tax	$ 63,068	$ 45,249	$ 41,592
At applicable statutory tax rate
Amount computed at corporate tax of 0%	0	0	0
Foreign tax rate differences	7,119	3,258	3,960
Permanent differences:
Amended tax return: reinstatement of tax loss carryforward	(1,486)	0	0
Amended tax return: reversal of uncertain tax position	(2,228)	0	0
Non-deductible interest expense	752	5,243	0
Non-deductible withholding tax	686	782	777
Tax exemptions	(42)	(28)	(27)
Non-deductible other financial items	84	214	580
Non-deductible (taxable) foreign exchange gain (loss)	(3)	4	32
Other non-deductible costs	59	(35)	102
Tax credits	(1,031)	(1,005)	(1,053)
Adjustment for valuation allowance	(32)	(4,561)	(4,058)
Tax expense (benefit) for year	$ 3,878	$ 3,872	$ 313